Note 5 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
5.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is
not
subject to income tax under the current laws of the Cayman Islands.

British Virgin Islands

BeyondSpring Ltd. and BVI Biotech are incorporated in the British Virgin Islands, and are not
subject to income tax under the current laws of the British Virgin Islands.

U.S.

BeyondSpring US is incorporated in Delaware, the U.S. It is subject to statutory U.S. Federal corporate income tax at a rate of
21%
for the year ended
December 31, 2018,
and
35%
for the years ended
December 31, 2017
and
2016.
BeyondSpring US had
no
taxable income for all years presented and therefore,
no
provisions for income taxes were recorded.

In
December 2017,
the Tax Cuts and Jobs Act (the
“2017
Tax Act”) was enacted. The
2017
Tax Act includes a number of changes to existing U.S. tax laws that impact the Company, most notably a reduction of the U.S. corporate income tax rate from
35%
to
21%
for tax years beginning after
December 31, 2017.

Australia

BeyondSpring Australia incorporated in Australia is subject to corporate income tax at a rate of
30%.
BeyondSpring Australia has
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

Hong Kong

BeyondSpring HK is in incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is
16.5%
in Hong Kong. BeyondSpring HK has
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

PRC

Wanchun Shenzhen, Wanchunbulin and Beijing Wanchun are subject to the statutory tax rate of
25%
in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since
January 1, 2008.

The components of losses before income taxes are as follows:

	Year Ended December 31,
	2016	2017	2018

Cayman Islands	894	2,045	3,305
U.S.	9,840	80,008	23,347
PRC	1,338	11,341	6,742
BVI	-	2,498	22,979
Australia	473	496	1,101
Net loss before income taxes	12,545	96,388	57,474

There were
no
provisions for current and deferred income taxes because the Company and all of its subsidiaries were loss making and were at cumulative losses for the years presented.

A reconciliation of the differences between income tax benefits and the amounts computed by applying the U.S. Federal corporate income tax rate of
35%
for the years of
2016
and
2017,
and
21%
for the year of
2018
are as follows:

	Year Ended December 31,
	2016	2017	2018
Net loss before income taxes	12,545	96,388	57,474
Expected income tax benefit	4,391	33,736	12,069
Tax rate differential	581	5,796	(2,121)
Non-deductible expenses	(152)	(25,299)	(880)
Deemed disposal gain*	-	(10,506)	-
Impact of U.S. statutory tax rate change	-	(2,943)	-
Non-taxable income	-	227	75
Others	(63)	74	(143)
Change in valuation allowance	(4,757)	(1,085)	(9,000)

Total income tax benefit	-	-	-

*Arose from intragroup transfer of certain intellectual property rights.

Net deferred tax assets as of
December 31, 2017
and
2018
consisted of the following:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carryforward	7,244	13,403
Intangible asset	329	191
Deferral of tax deduction of R&D expense	1,239	2,891
Share based compensation	1,427	2,754
Less: valuation allowance	(10,239)	(19,239)

Net deferred tax assets	-	-

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not
that some portion or all of the recorded deferred tax assets will not
be realized in future periods. The Company recorded a full valuation allowance against deferred tax assets.

As of
December 31, 2018,
the Company had U.S. and PRC tax loss carryforwards of approximately
$38,938
and
$688,
respectively. For losses occurred in the U.S. in years after
December 31, 2017,
the Tax Cuts and Jobs Act included a limitation of the deduction for net operating losses to
80%
of current year taxable income and a provision where such losses can be carried forward indefinitely. Loss carryforwards in
2017
and prior years are
not
limited in their current usage, and can be carried forward for
20
years after the year they were generated. Whereas the PRC unused tax losses can be carryforward for
5
years and
$688
will fully expire by
2023
if
not
utilized.

As of
December 31, 2017
and
2018,
the Company determined that it had
no
material unrecognized tax benefit and accordingly
no
material related interest and penalty. Management does
not
expect that the amount of unrecognized tax benefit will increase significantly within the next
12
months.

The Company’s subsidiaries in the U.S., Australian and PRC filed income tax returns in the U.S., Australia and PRC, respectively. An entity in the U.S. is subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in
2014.
An entity in Australia’s tax returns are open to examination by Australian Taxation Office for tax years beginning in
2016.
For entities in the PRC the tax returns for tax years after
2015
are open to examination by the PRC taxing authorities.